Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 18.8	$ 13.1	$ 16.9
Receivables, less allowances for doubtful accounts of $58.9 at December 31, 2013 and $70.8 at December 31, 2012	767.5	698.9	585.1
Inventories	348.1	272.5	242.9
Prepaid expenses and other current assets	55.6	37.2	74.6
Deferred income taxes	50.1	48.1	55.7
Short-term restricted cash	9.5	4.5	14.8
Total current assets	1,249.6	1,074.3	990.0
Property, plant and equipment—net	1,921.4	1,925.5	1,926.4
Goodwill	772.1	773.1	768.6
Other intangible assets—net	177.6	221.8	229.9
Long-term restricted cash	31.9	51.5	45.7
Equity method investments in unconsolidated entities	41.4	57.1	72.0
Other long-term assets	74.6	62.4	66.3
Total assets	4,268.6	4,165.7	4,098.9
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable	387.6	401.0	285.8
Amounts owing in satisfaction of bankruptcy claims	1.4	2.5	9.3
Accrued liabilities	366.7	350.7	334.0
Short-term debt and current portion of long-term debt	102.2	127.6	113.3
Current portion of capital lease obligations	5.2	7.0	10.4
Total current liabilities	863.1	888.8	752.8
Long-term debt	1,505.8	1,265.7	1,211.7
Unsecured notes to be issued	9.1	18.0	23.8
Capital lease obligations	9.1	6.5	15.3
Deferred income taxes	407.9	395.2	363.9
Other long-term liabilities	252.5	303.9	495.7
Total liabilities	3,047.5	2,878.1	2,863.2
Commitments and contingencies (Note 13)
Quad/Graphics common stock and other equity (Note 23)
Preferred stock, $0.01 par value; Authorized: 0.5 million shares; Issued: None	0	0
Additional paid-in capital	966.9	983.1	985.6
Treasury stock, at cost, 7.5 million shares at December 31, 2013 and 8.3 million shares at December 31, 2012	(221.1)	(248.8)	(279.3)
Retained earnings	505.1	558.8	588.1
Accumulated other comprehensive loss	(31.2)	(5.6)	(60.4)
Quad/Graphics common stock and other equity	1,221.1	1,288.9	1,235.4
Noncontrolling interests	0	(1.3)	0.3
Total common stock and other equity and noncontrolling interests	1,221.1	1,287.6	1,235.7
Total liabilities and shareholders' equity	4,268.6	4,165.7	4,098.9
Preferred Stock [Member]
Quad/Graphics common stock and other equity (Note 23)
Preferred stock, $0.01 par value; Authorized: 0.5 million shares; Issued: None		0	0
Common Class A [Member]
Quad/Graphics common stock and other equity (Note 23)
Common stock, $0.025 par value	1.0	1.0	1.0
Common Class B [Member]
Quad/Graphics common stock and other equity (Note 23)
Common stock, $0.025 par value	0.4	0.4	0.4
Common Class C [Member]
Quad/Graphics common stock and other equity (Note 23)
Common stock, $0.025 par value	$ 0	$ 0	$ 0